Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015
C000153533
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 17,214	$ 17,122	$ 16,870	$ 16,272	$ 15,996	$ 15,445	$ 16,341	$ 15,548	$ 14,893	$ 14,732	$ 13,724	$ 12,760	$ 13,247	$ 13,803	$ 14,030	$ 13,644	$ 12,828	$ 12,975	$ 12,896	$ 12,805	$ 13,270	$ 12,227	$ 12,963	$ 12,132	$ 11,069	$ 12,055	$ 12,598	$ 11,844	$ 13,207	$ 12,930	$ 13,706	$ 13,484	$ 13,872	$ 14,526	$ 13,456	$ 13,609	$ 13,139	$ 13,839	$ 13,500	$ 13,237	$ 13,084	$ 12,844	$ 12,691	$ 11,674	$ 11,609	$ 11,499	$ 11,230	$ 10,127	$ 10,491	$ 10,834	$ 10,438	$ 10,149	$ 10,159	$ 10,031	$ 8,960	$ 11,187	$ 12,429	$ 13,200	$ 12,873	$ 12,367	$ 11,841	$ 11,213	$ 11,983	$ 11,790	$ 10,920	$ 11,841	$ 11,244	$ 11,436	$ 11,092	$ 9,948	$ 11,131	$ 10,682	$ 11,540	$ 11,647	$ 11,394	$ 11,023	$ 10,916	$ 10,975	$ 10,984	$ 11,131	$ 11,696	$ 11,208	$ 11,242	$ 10,851	$ 10,698	$ 10,450	$ 10,364	$ 10,231	$ 10,116	$ 10,002	$ 9,925	$ 9,849	$ 9,419	$ 9,219	$ 9,109	$ 8,947	$ 9,071	$ 9,071	$ 9,109	$ 8,804	$ 8,756	$ 8,670	$ 8,765	$ 8,174	$ 7,917	$ 8,231	$ 8,539	$ 8,605	$ 8,153	$ 8,501	$ 9,001	$ 9,020	$ 9,482	$ 9,519
C000153534
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 16,957	16,876	16,636	16,062	15,798	15,259	16,165	15,385	14,743	14,593	13,612	12,652	13,155	13,714	13,954	13,577	12,767	12,927	12,858	12,778	13,258	12,219	12,963	12,142	11,085	12,074	12,625	11,883	13,255	12,985	13,772	13,558	13,952	14,615	13,558	13,715	13,245	13,961	13,637	13,379	13,245	13,010	12,865	11,836	11,768	11,668	11,406	10,291	10,666	11,031	10,633	10,357	10,357	10,236	9,154	11,428	12,709	13,504	13,184	12,679	12,143	11,502	12,301	12,111	11,218	12,175	11,565	11,775	11,428	10,251	11,478	11,029	11,916	12,039	11,773	11,406	11,304	11,365	11,386	11,539	12,130	11,641	11,675	11,283	11,132	10,880	10,799	10,659	10,548	10,437	10,367	10,286	9,843	9,642	9,541	9,380	9,511	9,511	9,562	9,249	9,209	9,119	9,229	8,615	8,354	8,686	9,020	9,090	8,610	8,990	9,530	9,550	10,050	10,100
C000153537
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 18,786	18,674	18,398	17,735	17,422	16,821	17,798	16,934	16,208	16,033	14,935	13,876	14,406	15,009	15,255	14,825	13,938	14,086	14,000	13,901	14,406	13,273	14,061	13,161	11,999	13,066	13,653	12,838	14,300	13,989	14,840	14,588	14,995	15,703	14,548	14,701	14,194	14,949	14,571	14,289	14,123	13,864	13,699	12,591	12,508	12,390	12,104	10,907	11,298	11,667	11,241	10,930	10,919	10,781	9,642	12,023	13,358	14,175	13,823	13,281	12,706	12,034	12,858	12,652	11,709	12,695	12,045	12,251	11,882	10,646	11,912	11,434	12,339	12,464	12,183	11,787	11,673	11,725	11,735	11,881	12,484	11,964	11,996	11,569	11,407	11,142	11,051	10,899	10,777	10,655	10,574	10,482	10,025	9,802	9,690	9,518	9,640	9,640	9,680	9,356	9,305	9,214	9,315	8,687	8,413	8,748	9,070	9,140	8,650	9,020	9,560	9,570	10,060	10,100
C000153535
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,879,661	1,869,636	1,840,815	1,774,400	1,744,326	1,682,923	1,780,666	1,694,201	1,621,521	1,603,978	1,493,934	1,387,929	1,442,164	1,501,330	1,525,982	1,484,073	1,394,092	1,410,116	1,400,255	1,390,394	1,440,932	1,327,531	1,407,430	1,316,241	1,201,055	1,306,642	1,365,435	1,283,845	1,430,227	1,400,230	1,484,220	1,460,223	1,499,818	1,570,610	1,455,028	1,470,369	1,419,626	1,495,150	1,457,388	1,429,066	1,413,725	1,386,584	1,370,063	1,259,136	1,250,875	1,239,075	1,210,423	1,090,648	1,129,805	1,166,659	1,124,047	1,092,951	1,092,951	1,077,979	963,962	1,202,361	1,335,957	1,418,879	1,382,855	1,328,582	1,271,054	1,203,757	1,286,250	1,265,627	1,172,279	1,271,054	1,205,927	1,226,551	1,188,560	1,065,905	1,192,791	1,143,830	1,235,503	1,246,962	1,218,835	1,180,290	1,167,790	1,172,998	1,174,040	1,189,666	1,250,087	1,196,958	1,200,014	1,158,319	1,142,047	1,115,606	1,106,454	1,091,199	1,078,996	1,066,792	1,058,657	1,049,504	1,003,741	981,367	970,260	953,025	966,205	965,191	969,246	936,803	931,734	922,609	932,748	868,875	841,500	874,958	907,000	914,000	866,000	903,000	956,000	957,000	1,006,000	1,010,001
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 31,788	31,123	30,402	29,966	29,006	27,702	28,933	28,034	26,598	26,232	24,998	22,863	23,429	24,584	25,022	24,190	22,660	22,555	22,279	21,596	22,122	20,732	22,012	20,882	19,332	21,303	22,154	20,266	22,118	22,152	24,320	23,526	24,190	25,635	24,637	24,972	23,352	24,476	23,788	23,304	22,734	22,627	21,471	20,688	20,105	20,272	19,450	17,401	17,831	18,507	17,242	16,288	15,936	15,137	13,370	15,406	16,777	16,759	16,289	15,695	15,370	15,108	15,390	15,154	14,160	15,124	14,537	14,288	13,820	12,752	14,029	13,750	14,797	14,741	14,250	13,774	13,686	13,345	13,300	13,609	14,128	13,392	13,245	12,853	12,565	12,303	12,264	12,026	11,943	11,792	11,669	11,661	11,227	11,006	10,803	10,393	10,600	10,591	10,577	10,189	10,166	9,991	9,937	9,290	9,293	9,822	10,002	9,969	9,223	9,482	10,089	9,899	10,088	9,957
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 31,788	31,123	30,402	29,966	29,006	27,702	28,933	28,034	26,598	26,232	24,998	22,863	23,429	24,584	25,022	24,190	22,660	22,555	22,279	21,596	22,122	20,732	22,012	20,882	19,332	21,303	22,154	20,266	22,118	22,152	24,320	23,526	24,190	25,635	24,637	24,972	23,352	24,476	23,788	23,304	22,734	22,627	21,471	20,688	20,105	20,272	19,450	17,401	17,831	18,507	17,242	16,288	15,936	15,137	13,370	15,406	16,777	16,759	16,289	15,695	15,370	15,108	15,390	15,154	14,160	15,124	14,537	14,288	13,820	12,752	14,029	13,750	14,797	14,741	14,250	13,774	13,686	13,345	13,300	13,609	14,128	13,392	13,245	12,853	12,565	12,303	12,264	12,026	11,943	11,792	11,669	11,661	11,227	11,006	10,803	10,393	10,600	10,591	10,577	10,189	10,166	9,991	9,937	9,290	9,293	9,822	10,002	9,969	9,223	9,482	10,089	9,899	10,088	9,957
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 31,788	31,123	30,402	29,966	29,006	27,702	28,933	28,034	26,598	26,232	24,998	22,863	23,429	24,584	25,022	24,190	22,660	22,555	22,279	21,596	22,122	20,732	22,012	20,882	19,332	21,303	22,154	20,266	22,118	22,152	24,320	23,526	24,190	25,635	24,637	24,972	23,352	24,476	23,788	23,304	22,734	22,627	21,471	20,688	20,105	20,272	19,450	17,401	17,831	18,507	17,242	16,288	15,936	15,137	13,370	15,406	16,777	16,759	16,289	15,695	15,370	15,108	15,390	15,154	14,160	15,124	14,537	14,288	13,820	12,752	14,029	13,750	14,797	14,741	14,250	13,774	13,686	13,345	13,300	13,609	14,128	13,392	13,245	12,853	12,565	12,303	12,264	12,026	11,943	11,792	11,669	11,661	11,227	11,006	10,803	10,393	10,600	10,591	10,577	10,189	10,166	9,991	9,937	9,290	9,293	9,822	10,002	9,969	9,223	9,482	10,089	9,899	10,088	9,957
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,178,847	3,112,300	3,040,236	2,996,627	2,900,625	2,770,178	2,893,294	2,803,424	2,659,792	2,623,209	2,499,804	2,286,276	2,342,902	2,458,439	2,502,210	2,419,024	2,265,984	2,255,479	2,227,873	2,159,559	2,212,200	2,073,203	2,201,199	2,088,231	1,933,189	2,130,300	2,215,362	2,026,605	2,211,847	2,215,214	2,432,004	2,352,614	2,418,995	2,563,527	2,463,732	2,497,231	2,335,198	2,447,627	2,378,780	2,330,369	2,273,404	2,262,663	2,147,084	2,068,794	2,010,528	2,027,224	1,944,998	1,740,090	1,783,089	1,850,729	1,724,179	1,628,803	1,593,563	1,513,698	1,337,020	1,540,611	1,677,709	1,675,900	1,628,861	1,569,546	1,536,972	1,510,785	1,538,972	1,515,437	1,416,026	1,512,403	1,453,697	1,428,822	1,382,029	1,275,166	1,402,942	1,374,961	1,479,667	1,474,070	1,424,969	1,377,432	1,368,582	1,334,517	1,329,997	1,360,886	1,412,753	1,339,238	1,324,473	1,285,277	1,256,459	1,230,260	1,226,424	1,202,608	1,194,269	1,179,219	1,166,882	1,166,145	1,122,688	1,100,557	1,080,262	1,039,289	1,059,958	1,059,120	1,057,715	1,018,901	1,016,599	999,103	993,699	928,985	929,304	982,168	1,000,161	996,868	922,250	948,239	1,008,929	989,850	1,008,774	995,747
DWS Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,998	22,684	22,091	21,017	21,216	20,564	21,482	20,459	19,731	19,711	18,676	17,366	18,001	18,724	19,243	18,589	17,432	18,131	17,862	17,944	18,600	17,684	18,427	17,343	15,730	17,242	17,771	16,666	18,262	17,914	18,984	18,463	18,680	19,125	17,990	18,648	17,746	18,386	18,029	17,886	18,093	17,680	17,001	16,056	15,141	15,281	14,716	12,972	13,144	13,475	12,940	12,448	12,531	12,116	10,892	13,137	14,545	14,865	14,467	14,033	13,840	13,363	13,768	13,655	12,740	13,616	13,149	13,066	12,662	11,747	12,995	12,618	13,307	13,281	13,088	12,589	12,558	12,484	12,443	12,666	13,301	12,806	12,622	12,247	12,158	11,809	11,948	11,791	11,601	11,613	11,635	11,754	11,347	11,266	10,992	10,398	10,561	10,583	10,502	10,206	10,119	9,964	9,759	9,103	9,105	9,601	9,812	9,775	9,089	9,372	9,966	9,922	10,124	10,004
DWS Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,998	22,684	22,091	21,017	21,216	20,564	21,482	20,459	19,731	19,711	18,676	17,366	18,001	18,724	19,243	18,589	17,432	18,131	17,862	17,944	18,600	17,684	18,427	17,343	15,730	17,242	17,771	16,666	18,262	17,914	18,984	18,463	18,680	19,125	17,990	18,648	17,746	18,386	18,029	17,886	18,093	17,680	17,001	16,056	15,141	15,281	14,716	12,972	13,144	13,475	12,940	12,448	12,531	12,116	10,892	13,137	14,545	14,865	14,467	14,033	13,840	13,363	13,768	13,655	12,740	13,616	13,149	13,066	12,662	11,747	12,995	12,618	13,307	13,281	13,088	12,589	12,558	12,484	12,443	12,666	13,301	12,806	12,622	12,247	12,158	11,809	11,948	11,791	11,601	11,613	11,635	11,754	11,347	11,266	10,992	10,398	10,561	10,583	10,502	10,206	10,119	9,964	9,759	9,103	9,105	9,601	9,812	9,775	9,089	9,372	9,966	9,922	10,124	10,004
DWS Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 22,998	22,684	22,091	21,017	21,216	20,564	21,482	20,459	19,731	19,711	18,676	17,366	18,001	18,724	19,243	18,589	17,432	18,131	17,862	17,944	18,600	17,684	18,427	17,343	15,730	17,242	17,771	16,666	18,262	17,914	18,984	18,463	18,680	19,125	17,990	18,648	17,746	18,386	18,029	17,886	18,093	17,680	17,001	16,056	15,141	15,281	14,716	12,972	13,144	13,475	12,940	12,448	12,531	12,116	10,892	13,137	14,545	14,865	14,467	14,033	13,840	13,363	13,768	13,655	12,740	13,616	13,149	13,066	12,662	11,747	12,995	12,618	13,307	13,281	13,088	12,589	12,558	12,484	12,443	12,666	13,301	12,806	12,622	12,247	12,158	11,809	11,948	11,791	11,601	11,613	11,635	11,754	11,347	11,266	10,992	10,398	10,561	10,583	10,502	10,206	10,119	9,964	9,759	9,103	9,105	9,601	9,812	9,775	9,089	9,372	9,966	9,922	10,124	10,004
DWS Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 2,299,846	$ 2,268,361	$ 2,209,102	$ 2,101,661	$ 2,121,618	$ 2,056,429	$ 2,148,190	$ 2,045,905	$ 1,973,117	$ 1,971,076	$ 1,867,623	$ 1,736,597	$ 1,800,109	$ 1,872,362	$ 1,924,312	$ 1,858,942	$ 1,743,150	$ 1,813,077	$ 1,786,165	$ 1,794,429	$ 1,860,011	$ 1,768,373	$ 1,842,653	$ 1,734,275	$ 1,572,996	$ 1,724,185	$ 1,777,136	$ 1,666,618	$ 1,826,174	$ 1,791,351	$ 1,898,429	$ 1,846,309	$ 1,867,986	$ 1,912,536	$ 1,799,041	$ 1,864,755	$ 1,774,643	$ 1,838,642	$ 1,802,888	$ 1,788,593	$ 1,809,312	$ 1,768,038	$ 1,700,051	$ 1,605,573	$ 1,514,073	$ 1,528,067	$ 1,471,645	$ 1,297,159	$ 1,314,434	$ 1,347,534	$ 1,294,026	$ 1,244,814	$ 1,253,132	$ 1,211,612	$ 1,089,166	$ 1,313,664	$ 1,454,530	$ 1,486,510	$ 1,446,712	$ 1,403,326	$ 1,383,981	$ 1,336,305	$ 1,376,790	$ 1,365,472	$ 1,274,017	$ 1,361,561	$ 1,314,919	$ 1,306,612	$ 1,266,156	$ 1,174,722	$ 1,299,507	$ 1,261,835	$ 1,330,742	$ 1,328,108	$ 1,308,764	$ 1,258,936	$ 1,255,826	$ 1,248,415	$ 1,244,307	$ 1,266,588	$ 1,330,102	$ 1,280,592	$ 1,262,168	$ 1,224,667	$ 1,215,839	$ 1,180,865	$ 1,194,782	$ 1,179,111	$ 1,160,146	$ 1,161,284	$ 1,163,467	$ 1,175,441	$ 1,134,668	$ 1,126,642	$ 1,099,171	$ 1,039,784	$ 1,056,129	$ 1,058,335	$ 1,050,237	$ 1,020,603	$ 1,011,853	$ 996,377	$ 975,877	$ 910,303	$ 910,533	$ 960,146	$ 981,248	$ 977,507	$ 908,926	$ 937,221	$ 996,574	$ 992,224	$ 1,012,439	$ 1,000,416